MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale marketable securities
	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
Available-for-sale – matures within one year:
Governmental bonds	$4,551	$	*	$	*	$4,551
* Represents an amount lower than $1